INCOME TAX EXPENSE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Loss From Operations Before Income Taxes By Taxing Jurisdiction [Line Items]
Net loss before taxes	$ (30,145)	$ (41,856)	$ (27,670)
Canada [Member]
Summary of Loss From Operations Before Income Taxes By Taxing Jurisdiction [Line Items]
Net loss before taxes	(17,998)	(40,970)	(28,501)
United States [Member]
Summary of Loss From Operations Before Income Taxes By Taxing Jurisdiction [Line Items]
Net loss before taxes	(12,994)	(1,092)	361
Other [Member]
Summary of Loss From Operations Before Income Taxes By Taxing Jurisdiction [Line Items]
Net loss before taxes	$ 847	$ 206	$ 470